Segment Information (Details) - Schedule of reportable business segments - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues
Revenues	$ 5,129,015	$ 4,800,000	$ 19,286,964	$ 19,200,000
Costs of revenues
Costs of revenues	4,885,842	4,725,000	19,193,011	18,900,000
Gross profit
Gross profit	243,173	75,000	93,953	300,000
Operating expenses
Operating expenses	2,186,796	127,085	1,026,357	413,115
Other expense
Other expense	(1,216)	(1,510)	(4,442)	12,553
Net income (loss)
Net income (loss)	(1,944,839)	(53,595)	(936,846)	(100,562)
Amortization
Amortization	911,943		469,286
General Support Services [Member]
Revenues
Revenues	4,800,000	4,800,000	19,200,000	19,200,000
Costs of revenues
Costs of revenues	4,725,000	4,725,000	18,900,000	18,900,000
Gross profit
Gross profit	75,000	75,000	300,000	300,000
Net income (loss)
Net income (loss)	75,000	75,000	300,000	300,000
Financial Services [Member]
Revenues
Revenues	329,015		86,964
Costs of revenues
Costs of revenues	160,842		293,011
Gross profit
Gross profit	168,173		(206,047)
Operating expenses
Operating expenses	1,249,644		553,230
Other expense
Other expense	(1,216)		(272)
Net income (loss)
Net income (loss)	(1,082,687)		(759,549)
Amortization
Amortization	911,943		469,286
Corporate and Other [Member]
Operating expenses
Operating expenses	937,152	127,085	473,127	413,115
Other expense
Other expense		(1,510)	(4,170)	12,553
Net income (loss)
Net income (loss)	$ (937,152)	$ (128,595)	$ (477,297)	$ (400,562)